UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Corporation

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2013

Date of reporting period: January 31, 2013

Item 1.	Schedule of Investments

Portfolio of Investments — as of January 31, 2013 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund

Principal Amount	Description	Value
Residential Mortgage-Backed Obligations — 52.2%
	Adjustable Rate Mortgage Trust
$650,906	0.514%, 11/25/35 (A)	$496,800
	American Home Mortgage Investment Trust
1,311,761	1.981%, 09/25/45 (A)	1,260,064
615,562	0.344%, 03/25/46 (A)	491,458
	Banc of America Funding Trust
1,000,705	3.031%, 12/20/34 (A)	862,998
543,562	2.694%, 12/20/36 (A)	546,420
1,459,536	0.654%, 07/25/37 (A) (B)	912,874
	Banc of America Mortgage Trust
863,221	6.139%, 11/20/46 (A)	804,411
111,030	3.002%, 02/25/35 (A)	109,805
	Bear Stearns Adjustable Rate Mortgage Trust
50,946	3.069%, 01/25/35 (A)	48,775
137,531	2.971%, 04/25/34 (A)	134,983
97,317	2.965%, 01/25/35 (A)	94,858
6,408,494	2.946%, 02/25/36 (A)	4,893,597
264,282	2.846%, 07/25/34 (A)	255,981
	Citicorp Mortgage Securities REMIC Pass-Through Certificates Trust
116,637	0.554%, 09/25/35 (A)	115,551
	Citigroup Mortgage Loan Trust
1,200,249	2.570%, 10/25/35 (A)	1,178,675
	CitiMortgage Alternative Loan Trust
5,635,928	6.000%, 07/25/36	4,332,405
5,153,021	6.000%, 06/25/37	4,449,551
	Countrywide Alternative Loan Trust
3,479,640	6.250%, 07/25/36	2,423,639
5,214,699	5.750%, 04/25/37	4,431,024
2,131,632	0.414%, 05/25/35 (A)	1,591,820
	Countrywide Home Loan Mortgage Pass-Through Trust
66,382	5.500%, 06/25/35	66,608
752,008	3.606%, 01/20/35 (A)	713,600
4,492,902	2.738%, 04/25/35 (A)	2,639,701
193,278	2.730%, 09/20/34 (A)	184,083
3,299,439	2.615%, 11/20/35 (A)	3,056,505
642,136	0.544%, 03/25/35 (A)	421,787
3,158,173	0.474%, 04/25/35 (A)	2,335,017
	Credit Suisse First Boston Mortgage Securities
5,583,545	5.500%, 11/25/35	4,866,796
547,453	5.250%, 05/25/28	541,781
	Credit Suisse Mortgage Capital Mortgage-Backed Trust
4,666,116	6.500%, 10/25/21	3,926,294
	Deutsche Alternate Mortgage Loan Trust
6,630,861	5.500%, 12/25/35	5,010,716
	FREMF Mortgage Trust
1,500,000	4.023%, 11/25/44 (A) (B)	1,511,088
	GMAC Mortgage Loan Trust
1,725,692	3.584%, 07/19/35 (A)	1,593,314
1,310,851	3.415%, 06/19/35 (A)	1,290,516
	GSR Mortgage Loan Trust
3,462,974	6.000%, 09/25/36	3,043,552
281,148	3.135%, 07/25/35 (A)	260,519
879,271	3.123%, 12/25/34 (A)	803,814
4,638,796	3.045%, 05/25/35 (A)	4,378,151
	Indymac Index Mortgage Loan Trust
593,385	0.524%, 07/25/45 (A)	487,779
	JPMorgan Alternative Loan Trust
3,328,790	5.097%, 03/25/36 (A)	2,759,274

Portfolio of Investments — as of January 31, 2013 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund — continued

Principal Amount	Description	Value
Residential Mortgage-Backed Obligations — 52.2% (continued)
	JPMorgan Mortgage Trust
$2,851,207	3.029%, 07/25/35 (A)	$2,847,509
305,095	2.991%, 07/25/35 (A)	310,024
	Lehman Mortgage Trust
1,728,163	6.500%, 09/25/37	1,473,720
2,546,096	5.500%, 02/25/36	2,560,229
843,974	0.704%, 01/25/36 (A)	577,814
	Lehman XS Trust
2,736,932	0.324%, 07/25/37 (A)	1,622,390
	Mastr Adjustable Rate Mortgages Trust
3,967,279	2.991%, 04/25/36 (A)	3,660,929
1,392,192	2.914%, 03/25/35 (A)	1,075,677
3,328,743	0.364%, 01/25/47 (A)	2,294,306
	Merrill Lynch Alternative Note Asset Trust
510,573	6.000%, 03/25/37	393,637
	Morgan Stanley Mortgage Loan Trust
1,793,686	6.000%, 06/25/36	1,484,776
3,033,228	6.000%, 08/25/36	2,561,840
3,285,598	5.750%, 02/25/36	3,100,267
150,000	5.500%, 11/25/35	145,212
204,696	0.474%, 11/25/35 (A)	196,672
	New York Mortgage Trust
2,017,293	2.989%, 05/25/36 (A)	1,772,299
	RALI Trust
711,686	6.000%, 06/25/36	537,708
515,000	5.500%, 09/25/33	529,652
966,291	5.500%, 06/25/34	1,001,616
	Residential Asset Securitization Trust
4,462,872	6.000%, 05/25/37	4,093,605
4,727,490	6.000%, 06/25/37	4,231,525
3,184,034	6.000%, 01/25/46	2,635,619
8,058,958	5.375%, 07/25/35	6,909,573
	RFMSI Trust
2,144,750	5.750%, 01/25/36	2,219,267
	Structured Adjustable Rate Mortgage Loan Trust
2,610,713	0.514%, 07/25/35 (A)	1,953,798
1,029,319	0.364%, 01/25/37 (A)	693,168
	Vericrest Opportunity Loan Trust
97,686	4.213%, 03/25/49 (A) (B)	97,819
2,719,429	2.487%, 02/26/52 (B)	2,727,315
	WaMu Alternative Mortgage Pass-Through Certificates
4,027,433	6.000%, 03/25/36	3,497,221
1,275,636	1.132%, 08/25/46 (A)	805,798
2,644,122	0.444%, 01/25/47 (A)	1,537,549
	WaMu Mortgage Pass-Through Certificates
876,229	0.982%, 12/25/46 (A)	774,131
290,616	0.932%, 04/25/47 (A)	269,161
	Wells Fargo Mortgage Backed Securities Trust
3,570,582	5.500%, 01/25/36	3,685,394
1,356,844	2.698%, 04/25/35 (A)	1,372,846
468,449	2.622%, 03/25/35 (A)	467,263

	Total Residential Mortgage-Backed Obligations
	(Cost $124,722,804)	135,443,913

Commercial Mortgage-Backed Obligations — 32.2%
	Bear Stearns Commercial Mortgage Securities Trust
2,485,000	5.818%, 05/11/39 (A) (B)	2,523,801
150,000	5.331%, 02/11/44	169,373

Portfolio of Investments — as of January 31, 2013 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund — continued

Principal Amount	Description	Value
Commercial Mortgage-Backed Obligations — 32.2% (continued)
	COBALT Commercial Mortgage Trust
$4,750,000	5.254%, 08/15/48	$5,119,754
	Commercial Mortgage Trust
1,400,000	5.649%, 12/10/44 (A)	1,602,934
3,850,000	5.543%, 12/11/49 (A) (B)	4,317,479
1,000,000	4.858%, 08/15/45 (A) (B)	978,266
	Credit Suisse Mortgage Capital Certificates
3,500,000	5.695%, 04/16/49 (A) (B)	3,864,052
	Credit Suisse Mortgage Capital Commercial Pass-Through Certificates
1,710,000	6.063%, 02/15/41 (A)	2,011,516
500,000	5.761%, 09/15/39 (A)	572,653
4,545,000	5.695%, 09/15/40 (A)	5,248,080
2,630,000	5.680%, 06/15/39 (A)	3,019,114
580,000	5.542%, 01/15/49 (A)	662,933
	DBUBS Mortgage Trust
2,200,000	5.557%, 01/10/21 (A) (B)	2,360,435
	Extended Stay America Trust
5,098,000	5.053%, 12/05/31 (A) (B)	5,346,528
	Greenwich Capital Commercial Funding
2,875,000	5.736%, 12/10/49	3,340,126
	GS Mortgage Securities II
12,595,000	5.791%, 08/10/45 (A)	12,420,610
	JPMorgan Chase Commercial Mortgage Securities Trust
420,000	5.812%, 06/15/49 (A)	484,294
1,025,000	5.464%, 01/15/49 (A)	1,110,664
225,000	5.420%, 01/15/49	257,286
3,475,000	5.372%, 05/15/47	3,711,846
2,000,000	5.021%, 01/12/37 (A)	2,013,746
	Merrill Lynch Commercial Mortgage Trust
925,000	5.856%, 09/12/49 (A)	1,026,180
	Morgan Stanley Capital Trust
5,600,000	5.592%, 04/12/49 (A)	6,016,186
	Morgan Stanley RE-REMIC Trust
4,800,000	5.791%, 08/12/45 (A) (B)	5,407,075
1,100,000	5.791%, 08/15/45 (A) (B)	1,232,151
	Motel 6 Trust
4,500,000	4.274%, 10/05/25 (B)	4,502,709
700,000	3.781%, 10/05/25 (B)	701,515
	Wachovia Bank Commercial Mortgage Trust
1,050,000	5.603%, 10/15/48 (A)	1,158,705
	WF-RBS Commercial Mortgage Trust
1,925,000	5.549%, 03/15/44 (A) (B)	2,042,296
325,000	5.465%, 02/15/44 (A) (B)	347,510

	Total Commercial Mortgage-Backed Obligations
	(Cost $77,496,223)	83,569,817

Asset-Backed Securities — 13.5%
	AmeriCredit Automobile Receivables Trust
1,000,000	5.940%, 07/08/19 (B)	1,104,788
3,000,000	3.820%, 02/10/20 (B)	3,055,130
	Ameriquest Mortgage Securities Pass-Through Certificates
850,000	0.654%, 01/25/36 (A)	725,519
	CarNow Auto Receivables Trust
1,736,000	6.900%, 11/15/16	1,739,856
	Countrywide Asset-Backed Certificates
1,900,000	5.103%, 05/25/35	1,642,917
	Diamond Resorts Owner Trust
519,703	12.000%, 03/20/26 (B)	543,899

Portfolio of Investments — as of January 31, 2013 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund — continued

Principal Amount/Shares	Description	Value
Asset-Backed Securities — 13.5% (continued)
$1,100,000	2.890%, 01/20/25 (B)	$1,095,584
	DSC Floorplan Master Owner Trust
2,850,000	8.110%, 03/15/16 (B)	2,873,458
	DT Auto Owner Trust
1,650,000	4.350%, 03/15/19 (B)	1,676,413
	First Franklin Mortgage Loan Trust
1,057,817	0.354%, 07/25/36 (A)	936,549
	First Investors Auto Owner Trust
2,040,000	9.000%, 01/15/19 (B)	2,190,246
2,000,000	6.860%, 03/15/19 (B)	2,020,266
2,130,000	2.530%, 01/15/20 (B)	2,119,769
	Fremont Home Loan Trust
1,108,331	0.354%, 11/25/36 (A)	476,863
	GSAA Trust
2,175,655	0.274%, 12/25/46 (A)	1,153,726
	Option One Mortgage Loan Trust
1,265,302	0.304%, 01/25/37 (A)	821,996
	Park Place Securities Pass-Through Certificates
1,300,000	0.704%, 07/25/35 (A)	1,186,512
	Sierra Timeshare Receivables Funding, LLC
822,365	9.310%, 07/20/28 (B)	847,553
1,781,941	2.380%, 03/20/29 (B)	1,807,999
	SNAAC Auto Receivables Trust
2,000,000	6.210%, 12/17/18 (B)	2,008,074
	Structured Asset Securities Mortgage Loan Trust
1,206,942	0.494%, 06/25/35 (A)	1,056,814
	Westgate Resorts, LLC
2,079,359	11.000%, 09/20/25 (B)	2,143,039
1,719,870	9.000%, 01/20/25 (B)	1,751,043

	Total Asset-Backed Securities
	(Cost $33,402,022)	34,978,013

Municipal Bond — 0.3%
	Michigan State, Tobacco Settlement Financing Authority, RB
1,000,000	7.309%, 06/01/34 (Cost $828,307)	859,950

Short-Term Investment — 3.5%
	Dreyfus Treasury Prime Cash Management, 0.000% (C)
8,926,949	(Cost $8,926,949)	8,926,949

	Total Investments — 101.7%
	(Cost $245,376,305) †	$263,778,642
	Other Assets and Liabilities— (1.7)%	(4,487,331)

	Net Assets — 100.0%	$259,291,311

†	At January 31, 2013, the tax basis cost of the Fund’s investments was $245,376,305 and the unrealized appreciation and depreciation were $19,615,748 and ($1,213,411), respectively.
(A)	Variable rate security - Rate disclosed is the rate in effect on January 31, 2013.
(B)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.
(C)	The rate reported is the 7-day effective yield as of January 31, 2013.

LLC	Limited Liability Company
RB	Revenue Bond
RE-REMIC	Re-securitization of Real Estate Mortgage Investment Conduit

The following is a summary of the inputs used as of January 31, 2013 in valuing the Fund’s investments carried at value:

Portfolio of Investments — as of January 31, 2013 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund — concluded

Investments in Securities	Level 1	Level 2	Level 3	Total
Residential Mortgage-Backed Obligations	$—	$135,443,913	$—	$135,443,913
Commercial Mortgage-Backed Obligations	—	83,569,817	—	83,569,817
Asset-Backed Securities	—	34,978,013	—	34,978,013
Municipal Bond	—	859,950	—	859,950
Short-Term Investment	8,926,949	—	—	8,926,949

Total Investments in Securities	$8,926,949	$254,851,693	$—	$263,778,642

For the period ended January 31, 2013, there have been no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended January 31, 2013, there have been no transfers between Level 2 and Level 3 assets and liabilities.

For the period ended January 31, 2013, there were no Level 3 investments.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: March 28, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: March 28, 2013

By (Signature and Title)	/s/ Michael Lawson
Michael Lawson
Treasurer, Controller & CFO

Date: March 28, 2013